COMMON STOCK (Details) (Common Stock [Member])	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Common Stock [Member]
Common Shares issued in lieu of cash payment in payment of preferred share derivative interest expenses totaling $636,179 and $1,283,240 for Fiscal Year 2012 and Fiscal Year 2011, respectively	1,512,272	8,410,374	21,241,590
Common Shares issued pursuant to the conversion of Series B, Series C, Series D and Series E Convertible Preferred Share derivatives, with such derivative liabilities totaling $17,164,181 and $ 4,465,584, for Fiscal Year 2012 and Fiscal Year 2011, respectively, at the time of their conversion.		140,493,195	70,649,154
Common Shares issued in payment of $75,000 due and payable pursuant to the Asset Purchase Agreement dated 5/18/2010.			937,500
Common Shares issued in lieu of cash in payment of consulting expenses totaling $13,737.			343,425
Common Shares issued in payment of Director's fees totaling $145,894 and $99,743 for Fiscal Year 2012 and Fiscal Year 2011, respectively		1,505,613	2,493,589
Common shares issued in payment of employee salaries totaling $67,336and $37,210for Fiscal Year2012and Fiscal Year2011, respectively.		694,889	930,231
Total Common Shares issued during Fiscal Years2012and2011		151,104,071	96,595,489
Common Shares outstanding at March 31,	350,340,298	331,649,738	180,545,657	83,950,168